Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 15,490	$ 13,309	$ 12,410	$ 16,620	$ 12,494	$ 10,965	$ 11,948	$ 10,425	$ 9,190	$ 9,013	$ 9,425
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 15,323	13,260	12,453	16,791	12,716	11,237	12,329	10,830	9,615	9,495	10,000
Class FI
Account Value [Line Items]
Line Graph and Table Measure Name	Class FI
Account Value	$ 16,424	14,115	13,151	17,634	13,261	11,640	12,681	11,063	9,752	9,562	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 15,949	13,745	12,853	17,269	13,025	11,465	12,529	10,965	9,695	9,535	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,695,348	1,452,291	1,350,014	1,802,289	1,350,871	1,181,813	1,283,461	1,116,328	981,068	959,177	1,000,000
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 1,711,170	1,464,515	1,360,236	1,813,722	1,358,505	1,187,545	1,288,814	1,120,039	983,383	960,240	1,000,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,071	25,424	22,155	25,548	19,203	15,813	15,608	12,980	11,184	10,036	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,071	25,424	22,155	25,548	19,203	15,813	15,608	12,980	11,184	10,036	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,071	25,424	22,155	25,548	19,203	15,813	15,608	12,980	11,184	10,036	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,071	25,424	22,155	25,548	19,203	15,813	15,608	12,980	11,184	10,036	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,207,145	2,542,440	2,215,492	2,554,823	1,920,298	1,581,254	1,560,808	1,297,988	1,118,350	1,003,555	1,000,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,207,145	2,542,440	2,215,492	2,554,823	1,920,298	1,581,254	1,560,808	1,297,988	1,118,350	1,003,555	1,000,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 27,408	23,019	20,371	27,788	20,557	16,638	15,702	12,555	10,963	10,246	10,000
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 42,320	32,529	26,877	33,364	25,902	18,166	17,622	13,821	11,473	10,430	10,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 27,408	23,019	20,371	27,788	20,557	16,638	15,702	12,555	10,963	10,246	10,000
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 42,320	32,529	26,877	33,364	25,902	18,166	17,622	13,821	11,473	10,430	10,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 27,408	23,019	20,371	27,788	20,557	16,638	15,702	12,555	10,963	10,246	10,000
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 42,320	32,529	26,877	33,364	25,902	18,166	17,622	13,821	11,473	10,430	10,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 27,408	23,019	20,371	27,788	20,557	16,638	15,702	12,555	10,963	10,246	10,000
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 42,320	32,529	26,877	33,364	25,902	18,166	17,622	13,821	11,473	10,430	10,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 2,740,832	2,301,929	2,037,088	2,778,757	2,055,739	1,663,784	1,570,158	1,255,550	1,096,331	1,024,635	1,000,000
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 4,232,006	3,252,912	2,687,695	3,336,367	2,590,193	1,816,577	1,762,178	1,382,079	1,147,267	1,043,048	1,000,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 2,740,832	2,301,929	2,037,088	2,778,757	2,055,739	1,663,784	1,570,158	1,255,550	1,096,331	1,024,635	1,000,000
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 4,232,006	$ 3,252,912	$ 2,687,695	$ 3,336,367	$ 2,590,193	$ 1,816,577	$ 1,762,178	$ 1,382,079	$ 1,147,267	$ 1,043,048	$ 1,000,000